Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 5,908	$ 7,657	$ 8,465
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	4,580	1,680	2,400
Depreciation	551	572	594
Amortization of intangible assets	105	121	137
Deferred income taxes	(387)	(51)	140
Net amortization of securities premiums and discounts	936	860	1,057
Net realized gains on sales of securities	(626)	(1,170)	(881)
Earnings and proceeds on life insurance policies	(665)	(685)	(617)
Loss on sales of fixed assets and foreclosed real estate owned	427	920	347
Net gain on sale of mortgage loans	(113)	(150)	(112)
Mortgage loans originated for sale	(4,297)	(4,269)	(3,986)
Proceeds from sale of mortgage loans originated for sale	4,410	4,419	4,053
Compensation expense related to stock options	66	154	162
Compensation expense related to restricted stock	55	0	0
(Increase) decrease in accrued interest receivable and other assets	113	238	759
(Decrease) increase in accrued interest payable and other liabilities	(565)	235	173
Net cash provided by operating activities	10,498	10,531	12,691
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale: Proceeds from sales	44,976	66,263	42,348
Securities available for sale: Proceeds from maturities and principal reductions on mortgage-backed securities	22,853	14,859	21,142
Securities available for sale: Purchases	(50,565)	(74,426)	(84,589)
Proceeds from maturities on securities held-to-maturity	0	175	0
Purchase of regulatory stock	(4,095)	(1,963)	(741)
Redemption of regulatory stock	2,397	3,126	494
Net increase in loans	(65,830)	(4,270)	(29,515)
Proceeds from bank-owned life insurance	0	75	1,089
Purchase of bank-owned life insurance	0	0	(3,000)
Purchase of premises and equipment	(290)	(193)	(393)
Proceeds from sales of foreclosed real estate owned and fixed assets	4,310	1,045	508
Net cash (used in) provided by investing activities	(46,244)	4,691	(52,657)
CASH FLOWS FROM FINANCING ACTIVITIES
Net (decrease) increase in deposits	(9,035)	18,762	16,757
Net increase (decrease) in short-term borrowings	27,540	(24,219)	21,217
Repayments of other borrowings	(10,074)	(1,561)	(5,726)
Proceeds from other borrowings	29,000	0	7,000
Stock options exercised	441	691	575
Tax benefit of stock options exercised	16	17	39
ESOP purchase of shares from treasury stock	146	150	146
Purchase of treasury stock	(127)	(179)	(319)
Cash dividends paid	(4,527)	(4,370)	(4,155)
Net cash provided by (used in) financing activities	33,380	(10,709)	35,534
Net (Decrease) increase in cash and cash equivalents	(2,366)	4,513	(4,432)
CASH AND CASH EQUIVALENTS - BEGINNING	12,376	7,863	12,295
CASH AND CASH EQUIVALENTS - ENDING	10,010	12,376	7,863
Supplemental Disclosure of Cash Flow Information
Cash payments for: Interest paid	3,267	3,264	3,818
Cash payments for: Income taxes paid, net of refunds	2,315	2,645	2,417
Supplemental Schedule of Noncash Investing Activities
Transfers of loans to foreclosed real estate and repossession of other assets	3,880	4,704	1,012
Dividends payable	$ 1,147	$ 1,100	$ 1,093